Commitment and Contingencies - Narrative (Details) - USD ($)				12 Months Ended
	Jun. 24, 2020	Apr. 05, 2016	Sep. 15, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Rent expense				$ 2,500,000	$ 3,400,000	$ 2,500,000
Long-term Purchase Commitment [Line Items]
Total assets				328,969,000	270,205,000			$ 632,061,000
Other non-current assets				4,475,000	5,669,000			3,384,000
Total current assets				190,084,000	129,599,000			$ 469,424,000
Purchase commitment due next three years				2,200,000
Physician Practice Service Agreement
Long-term Purchase Commitment [Line Items]
Commitment amount (up to)		$ 2,500,000	$ 5,000,000
Commitment period			10 years
Payment made							$ 4,000,000
Remaining balance		$ 1,000,000
Total assets							$ 4,000,000
Asset, amortization period			10 years
Amortization					400,000	$ 400,000
Other non-current assets					$ 2,300,000
Early termination fee	$ 2,100,000
Total current assets				$ 0